September 16, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch International Equity Fund
Post-Effective Amendment No. 12 to the
     Registration Statement on Form N-1A
     (Securities Act File No. 33-44917, Investment
     Company Act No. 811-6521)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities
                        Act of 1933, as amended (the "1933 Act"),
                        Merrill Lynch International Equity Fund
                        (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement
     of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Fund's
     Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment
     No. 12 to the Fund's Registration Statement on
     Form N-1A was filed electronically with the Securities and Exchange Commission on
     September 10, 2002.

Very truly yours,

Merrill Lynch International Equity Fund



______________________
Susan B. Baker
Secretary of Fund